LOANS (Details 6) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Total gross credit portfolio [Member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	$ 166,372,776	$ 155,160,176
Commercial loans [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	89,536,494	83,191,116
Consumer [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	50,156,131	46,712,389
Mortgage [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	15,103,533	13,781,433
Microcredit [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	409,688	399,431
Financial Leasing [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	11,166,930	11,075,807
Colombian Pesos [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	104,555,137	98,654,717
Colombian Pesos [member] | Commercial loans [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	56,516,054	54,026,331
Colombian Pesos [member] | Consumer [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	32,822,355	30,452,658
Colombian Pesos [member] | Mortgage [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	5,674,639	4,822,806
Colombian Pesos [member] | Microcredit [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	409,688	399,431
Colombian Pesos [member] | Financial Leasing [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	9,132,401	8,953,491
Foreign Currency [Member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	61,817,639	56,505,459
Foreign Currency [Member] | Commercial loans [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	33,020,440	29,164,785
Foreign Currency [Member] | Consumer [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	17,333,776	16,259,731
Foreign Currency [Member] | Mortgage [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	9,428,894	8,958,627
Foreign Currency [Member] | Microcredit [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	0	0
Foreign Currency [Member] | Financial Leasing [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	$ 2,034,529	$ 2,122,316